Income Taxes - Provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Federal, current	$ 5,747	$ 4,264	$ 2,834
State, current	1,708	1,136	437
Current income tax expense	7,455	5,400	3,271
Deferred	(803)	4,437	1,538
Provision for income taxes	6,652	9,837	4,809
Federal, computed at statutory rate	5,737	8,636	4,256
State income taxes (net of Federal income tax benefit)	886	1,129	562
Other, net	$ 29	$ 72	$ (9)